Annual Fund Operating Expenses - Keating Active ETF - Keating Active ETF Class	Aug. 15, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.85%

[1]	The Adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset acquired fund fees and expenses. This agreement will remain in place indefinitely and may be terminated only by the Board of Trustees.